Termination of Vie Agreements with Shareholders of 39PU (Details) - Schedule of Reconciliation of The Amounts of Major Classes of Income From Operations - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Termination of Vie Agreements with Shareholders of 39PU [Abstract]
Revenue	$ 102,580	$ 1,672,504	$ 5,353,166
Cost of revenues	(12,510)	(1,326,413)	(3,571,175)
General and administrative expenses	(50,810)	(2,790,108)	(1,619,508)
Impairment of goodwill		(9,573,081)
Other income (expenses)	629	(459,473)	166,269
Income tax expenses			(145,542)
Net (loss) income from discontinued operations	$ 39,889	$ (12,476,571)	$ 183,210